Statements of Cash Flows	1 Months Ended
Jun. 30, 2025 USD ($)
Greenland Exploration Limited [Member]
Cash flows from operating activities
Net loss	$ (8,335)
Changes in operating assets and liabilities:
Accounts payable	8,335
Net cash used in operating activities
Cash flows from financing activities
Common share issuance	10,000
$15 exercise price warrant issuance	10,000
Net cash provided by financing activities	20,000
Net Change in Cash	20,000
Cash – beginning of the period
Cash – end of the period	20,000
Supplemental diclosure for non-cash financing activities
Income tax and interest